Detail of Selected Balance Sheet Accounts - Schedule of Accrued Expenses and Other Payables (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Payables and Accruals [Abstract]
Accounts payable - trade		$ 154	$ 496
Accrued payroll, vacation and bonuses		82	80
Deferred revenue		120	206
GTI royalty expenses due to GTI		750	250
Interest payable	$ 683	220	220
Other		478	429
Accrued expenses and other payables		$ 1,804	$ 1,681